Schedule I - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 207,177	$ 205,142	$ 205,092	$ 203,324
Other receivable	50,985	55,345
Due from related parties	1,641	2,625
Other current assets	10,639	20,941
Total current assets	716,205	750,413
Total assets	1,512,680	1,508,298
Current liabilities:
Accounts payable	42,088	61,149
Accrued expenses	109,674	94,235
Current portion of long-term debt	45,056	103,571
Due to related parties	5,398	7,847
Total current liabilities	668,993	751,320
Due to related parties	560	675
Total liabilities	1,353,718	1,526,563
Members' deficit:
Accumulated deficit		(237,330)
Accumulated other comprehensive loss	(1,631)	(67,679)
Total liabilities and deficit	$ 1,512,680	1,508,298
Class A Units
Members' deficit:
Capital units		54,453
Class C Units
Members' deficit:
Capital units		9,463
Class E Units
Members' deficit:
Capital units		71,250
Predecessor
Current assets:
Cash and cash equivalents		205,142		203,324	$ 253,700
Other receivable		55,345		57,438
Due from related parties		2,625		4,588
Other current assets		20,941		11,449
Total current assets		750,413		591,290
Total assets		1,508,298		1,259,242
Current liabilities:
Accounts payable		61,149		54,368
Accrued expenses		94,235		75,199
Current portion of long-term debt		103,571		73,461
Due to related parties		7,847		11,133
Total current liabilities		751,320		607,729
Due to related parties		675		1,225
Total liabilities		1,526,563		1,356,475
Members' deficit:
Capital units		(166,531)		(197,763)	(172,950)
Accumulated deficit		(237,330)		(124,028)
Accumulated other comprehensive loss		(67,679)		(127,464)
Total EVO Investco, LLC deficit		(102,164)
Total liabilities and deficit		1,508,298		1,259,242
Predecessor | Class A Units
Members' deficit:
Capital units		54,453		54,453
Total EVO Investco, LLC deficit		(98,757)
Predecessor | Class C Units
Members' deficit:
Capital units		9,463		9,463
Total EVO Investco, LLC deficit		381
Predecessor | Class E Units
Members' deficit:
Capital units		71,250
Total EVO Investco, LLC deficit		62,124
Evo Investco, LLC | Predecessor
Current assets:
Cash and cash equivalents		127		180	$ 149
Other receivable		42
Due from related parties		59		48
Other current assets		23		1
Total current assets		251		229
Total assets		251		229
Current liabilities:
Accounts payable		25
Accrued expenses		615		596
Current portion of long-term debt				65,208
Due to related parties				5,675
Total current liabilities		640		71,479
Net deficit in investment in a subsidiary		158,112		107,948
Due to related parties		11,342		8,378
Total liabilities		170,094		187,805
Members' deficit:
Accumulated deficit		(237,330)		(124,028)
Accumulated other comprehensive loss		(67,679)		(127,464)
Total EVO Investco, LLC deficit		(169,843)		(187,576)
Total liabilities and deficit		251		229
Evo Investco, LLC | Predecessor | Class A Units
Members' deficit:
Capital units		54,453		54,453
Evo Investco, LLC | Predecessor | Class C Units
Members' deficit:
Capital units		9,463		$ 9,463
Evo Investco, LLC | Predecessor | Class E Units
Members' deficit:
Capital units		$ 71,250